BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 792,416
Prepaid expenses	343,839
Total Current Assets	1,136,255
Cash and marketable securities held in Trust Account	230,091,362
TOTAL ASSETS	231,227,617
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities - accounts payable and accrued expenses	859,811
Deferred underwriting fee payable	8,050,000
Total Liabilities	8,909,811
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 21,731,780 shares at $10.00 per share redemption value	217,317,800
Shareholder's Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	6,033,402
Accumulated deficit	(1,034,098)
Total Shareholders' Equity	5,000,006
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	231,227,617
Class A ordinary shares
Shareholder's Equity
Ordinary shares	127
Total Shareholders' Equity	127
Class B ordinary shares
Shareholder's Equity
Ordinary shares	$ 575